CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 19,325	$ 10,777
Restricted cash	992	1,077
Short-term bank deposits	53,761	69,567
Investment in marketable securities	104	426
Trade receivables	400	7,800
Other accounts receivable and prepaid expenses	1,332	1,352
Total current assets	75,914	90,999
NON-CURRENT ASSETS:
Long-term prepaid expenses	96	101
Severance pay fund	2,281	2,179
Property and equipment, net	6,169	6,028
Total non-current assets	8,546	8,308
Total assets	84,460	99,307
CURRENT LIABILITIES:
Trade payables	1,312	2,001
Deferred revenues	123	312
Other accounts payable and accrued expenses	3,103	4,541
Total current liabilities	4,538	6,854
NON-CURRENT LIABILITIES:
Accrued severance pay	2,789	2,556
Total non-current liabilities	2,789	2,556
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 5)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2016 and December 31, 2015; 50,908,454 and 50,572,244 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	139	138
Additional paid-in capital	331,538	328,797
Accumulated other comprehensive income	148	421
Accumulated deficit	(254,692)	(239,459)
Total shareholders' equity	77,133	89,897
Total liabilities and shareholders' equity	$ 84,460	$ 99,307